Combined carve-out statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 3,773,243	$ 7,732,494	$ 14,024,524
Vessel depreciation	43,070	1,465,858	1,347,216
Amortization for deferred financing costs	33,740	19,600	26,025
Changes in operating assets and liabilities:
Trade accounts receivable	77,430	635,153	(873,721)
Other receivables	199,855	(64,311)	(118,131)
Increase (Decrease) in Due from Related Parties	(353,109)	(868)	(37,758)
Inventories	(343,650)	(17,140)	41,982
Prepaid expenses	(55,642)	(12,146)	10,628
Trade accounts payable	944,801	5,653	(148,768)
Accrued expenses	551,605	(89,541)	2,497
Deferred Revenue	90,053	(378,093)	(199,322)
Net cash provided by operating activities	4,961,396	9,296,659	14,075,172
Cash flows from investing activities:
Cash paid for vessel improvements	(208,134)	(556,722)	(201,381)
Net cash used in investing activities	(208,134)	(556,722)	(201,381)
Cash flows from financing activities:
Repayment of long-term bank loans	(1,925,000)	(700,000)	(3,084,460)
Net transfers to parent	(3,192,108)	(8,373,758)	(11,740,965)
Net cash used in financing activities	(5,117,108)	(9,073,758)	(14,825,425)
Net decrease in cash and cash equivalents	(363,846)	(333,821)	(951,634)
Cash and cash equivalents at beginning of year	493,387	827,208	1,778,842
Cash and cash equivalents at end of year	129,541	493,387	827,208
Supplemental cash flow information:
Cash paid for interest	54,636	208,049	201,824
Non-cash investing activities:
Vessel improvements included in liabilities	$ 103,537	$ 0	$ 0